                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2686

                       RIVERSOURCE TAX-EXEMPT SERIES, INC.
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 02/29

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (95.8%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)

ALASKA (0.7%)
State of Alaska
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
 10-01-14                            5.00%            $500,000                516,255
-------------------------------------------------------------------------------------



ARIZONA (2.0%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                            4.01              500,000(f)            $468,875
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-14                            5.00              500,000                504,710
 01-01-18                            5.00              500,000                489,705
                                                                      ---------------
Total                                                                       1,463,290
-------------------------------------------------------------------------------------



CALIFORNIA (9.0%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75              465,000                481,335
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50              480,000                493,825
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 08-01-17                            4.35              500,000                484,120
California Municipal Finance Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2004 A.M.T.
 09-01-14                            4.10            1,000,000                998,080
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23                            5.13              500,000                444,720
City of Long Beach
 Refunding Revenue Bonds
 Series 2005A (MBIA) A.M.T.
 05-15-20                            5.00            1,000,000                981,650
City of San Jose
 Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 03-01-16                            5.00              375,000                381,758
Los Angeles Harbor Department
 Refunding Revenue Bonds
 Series 2006A (MBIA) A.M.T.
 08-01-13                            5.00              500,000                525,560
San Diego Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FGIC)
 07-01-12                            3.70            2,000,000(g)           1,694,280
                                                                      ---------------
Total                                                                       6,485,328
-------------------------------------------------------------------------------------



COLORADO (3.0%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-17                            4.80              500,000                447,320
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                            5.25              500,000                478,210
North Range Metropolitan District #1
 Limited General Obligation Refunding Bonds
 Series 2007 (ACA)
 12-15-15                            5.00              365,000                351,067
 12-15-17                            5.00              350,000                325,308
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-14                            5.50              555,000                527,178
                                                                      ---------------
Total                                                                       2,129,083
-------------------------------------------------------------------------------------



DISTRICT OF COLUMBIA (1.0%)
Metropolitan Washington Airports Authority
 Refunding Revenue Bonds
 Series 2007A (AMBAC) A.M.T.
 10-01-22                            4.75              750,000                689,790
-------------------------------------------------------------------------------------



FLORIDA (2.5%)
Harbor Bay Community Development District
 Special Assessment Bonds
 Series 2001B
 05-01-10                            6.35              125,000                124,090
Palm Beach County Health Facilities Authority
 Revenue Bonds
 Waterford Project
 Series 2007
 11-15-10                            4.65              400,000                398,868
Renaissance Communications Development District
 Special Assessment Bonds
 Series 2002B
 05-01-08                            6.25               50,000                 50,011
Sterling Hill Community Development District
 Special Assessment Bonds
 Series 2003B
 11-01-10                            5.50              215,000                212,259
Village Center Community Development District
 Recreational Revenue Bonds
 Sub Series 2003B
 01-01-18                            6.35            1,000,000              1,027,310
                                                                      ---------------
Total                                                                       1,812,538
-------------------------------------------------------------------------------------



GEORGIA (4.7%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                            4.40              500,000                508,265

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
GEORGIA (CONT.)
City of Atlanta
 Refunding Revenue Bonds
 Series 2003D (FGIC) A.M.T.
 01-01-16                            5.25%          $1,000,000(i)          $1,017,010
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
 12-01-17                            5.00            1,750,000              1,881,898
                                                                      ---------------
Total                                                                       3,407,173
-------------------------------------------------------------------------------------



ILLINOIS (1.7%)
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                            5.50              500,000                487,225
Illinois Municipal Electric Agency
 Refunding Revenue Bonds
 Series 2007C (FGIC)
 02-01-12                            5.00              720,000                753,538
                                                                      ---------------
Total                                                                       1,240,763
-------------------------------------------------------------------------------------



INDIANA (2.9%)
Indiana Municipal Power Agency
 Revenue Bonds
 Series 2003B (MBIA)
 01-01-11                            5.00            2,000,000              2,083,599
-------------------------------------------------------------------------------------



IOWA (1.0%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-17                            5.00              730,000                719,853
-------------------------------------------------------------------------------------



KANSAS (1.5%)
City of Olathe
 Special Obligation Tax Allocation Revenue Bonds
 West Village Center Project
 Series 2007
 03-01-10                            5.00              100,000                100,644
City of Salina
 Improvement Refunding Revenue Bonds
 Salina Regional Health
 Series 2006
 10-01-22                            5.00              500,000                481,915
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                            5.00              500,000                472,150
                                                                      ---------------
Total                                                                       1,054,709
-------------------------------------------------------------------------------------



LOUISIANA (0.7%)
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                            5.00              500,000                497,955
-------------------------------------------------------------------------------------



MASSACHUSETTS (5.6%)
Commonwealth of Massachusetts
 Limited General Obligation Bonds
 Consolidated Loan
 Series 2002C (FGIC)
 11-01-14                            5.50            2,000,000              2,208,520
Massachusetts Bay Transportation Authority
 Revenue Bonds
 General Transportation System
 Series 1998C (FGIC)
 03-01-13                            5.50            1,000,000              1,086,460
Massachusetts Development Finance Agency
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2003 A.M.T.
 06-01-14                            5.45              750,000                763,845
                                                                      ---------------
Total                                                                       4,058,825
-------------------------------------------------------------------------------------



MICHIGAN (6.0%)
Grand Valley State University
 Revenue Bonds
 Series 2007A (AMBAC)
 12-01-16                            4.00              400,000                391,644
 12-01-17                            4.00              250,000                240,815
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water State Revolving Fund
 Series 2001
 10-01-20                            5.00            1,500,000              1,518,585
Michigan State Housing Development Authority
 Revenue Bonds
 Series 2007A A.M.T.
 12-01-28                            5.50              490,000                503,651
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
 07-01-22                            5.13            1,000,000                966,910
Wayne County Airport Authority
 Revenue Bonds
 Detroit Metropolitan
 Series 2005 (MBIA) A.M.T.
 12-01-19                            4.75              750,000                716,850
                                                                      ---------------
Total                                                                       4,338,455
-------------------------------------------------------------------------------------



MINNESOTA (3.5%)
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.75            1,000,000              1,060,150
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
 11-15-22                            5.00            1,025,000                970,019
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25              500,000(i)             466,190
                                                                      ---------------
Total                                                                       2,496,359
-------------------------------------------------------------------------------------



MISSOURI (3.3%)
City of Kansas City
 Tax Allocation Bonds
 Kansas City MainCor Project
 Series 2007A
 03-01-12                            5.00              625,000                624,550
Missouri State Highways & Transit Commission
 Revenue Bonds
 Second Lien
 Series 2007
 05-01-17                            5.00            1,000,000              1,064,550
St. Louis Industrial Development Authority
 Revenue Bonds
 Friendship Village West Community
 Series 2007A
 09-01-10                            5.00              700,000                687,911
                                                                      ---------------
Total                                                                       2,377,011
-------------------------------------------------------------------------------------



MONTANA (0.7%)
Montana Board of Housing
 Revenue Bonds
 Single Family Mortgage
 Series 2006C-2 A.M.T.
 12-01-37                            5.75              470,000                486,290
-------------------------------------------------------------------------------------



NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Authority
 Revenue Bonds
 Public Service Company of New Hampshire Project
 Series 2006B (MBIA) A.M.T.
 05-01-21                            4.75              500,000                461,920
-------------------------------------------------------------------------------------



NEW JERSEY (3.2%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                            5.63            1,000,000              1,000,460
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-20                            5.00            1,050,000              1,019,813
Tobacco Settlement Financing Corporation
 Prerefunded Revenue Bonds
 Series 2003
 06-01-41                            7.00              225,000                262,278
                                                                      ---------------
Total                                                                       2,282,551
-------------------------------------------------------------------------------------



NEW YORK (19.5%)
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-19                            5.50            1,600,000              1,672,304

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2002B (MBIA)
 07-01-13                            5.50%          $2,250,000             $2,473,042
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00              750,000                795,518
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00              500,000                475,800
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-21                            5.50              500,000                497,685
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
 03-15-15                            4.10            1,160,000              1,167,702
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (FGIC)
 01-01-23                            5.00            1,500,000              1,501,050
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2007A
 01-01-13                            5.00            1,500,000              1,604,115
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002C
 01-01-11                            5.00            1,375,000              1,445,029
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12                            5.00              785,000                818,055
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25              250,000(d)             246,193
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                            5.50            1,250,000              1,303,088
                                                                      ---------------
Total                                                                      13,999,581
-------------------------------------------------------------------------------------



NORTH CAROLINA (5.5%)
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                            5.50            1,000,000              1,030,580
North Carolina Housing Finance Agency
 Revenue Bonds
 Series 2006A-26 A.M.T.
 01-01-38                            5.50              250,000                256,698
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                            5.50              510,000                530,171
 01-01-12                            5.50            1,000,000              1,047,749
State of North Carolina
 Unlimited General Obligation Refunding Bonds
 Series 2005B
 04-01-17                            5.00            1,000,000              1,073,800
                                                                      ---------------
Total                                                                       3,938,998
-------------------------------------------------------------------------------------



NORTH DAKOTA (1.0%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                            5.25              750,000                754,935
-------------------------------------------------------------------------------------



OHIO (3.6%)
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
 01-01-11                            5.50            2,000,000              2,107,659
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                            5.25              500,000                478,820
                                                                      ---------------
Total                                                                       2,586,479
-------------------------------------------------------------------------------------



PUERTO RICO (2.4%)(E)
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
 07-01-21                            5.25              375,000                363,435
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-24                            5.25              375,000                350,753
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25              500,000                550,040
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                            5.00              500,000                489,805
                                                                      ---------------
Total                                                                       1,754,033
-------------------------------------------------------------------------------------



SOUTH CAROLINA (0.3%)
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                            6.00              250,000                249,500
-------------------------------------------------------------------------------------



TENNESSEE (2.4%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-12                            5.00              500,000                497,945
 12-15-17                            5.00              500,000                465,885
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
 09-01-18                            5.25              750,000                740,475
                                                                      ---------------
Total                                                                       1,704,305
-------------------------------------------------------------------------------------



TEXAS (3.9%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C (Permanent School Fund Guarantee)
 02-15-19                            5.00            2,000,000              2,040,420
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 Buckner Retirement Services Project
 Series 2007
 11-15-11                            5.00              750,000                765,720
                                                                      ---------------
Total                                                                       2,806,140
-------------------------------------------------------------------------------------



VIRGINIA (0.8%)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                            5.50              500,000                543,280
-------------------------------------------------------------------------------------



WASHINGTON (2.8%)
Ocean Shores Local Improvement District
 Special Assessment Bonds
 B.A.N. # 2007-1
 Series 2008
 08-01-11                            5.00            1,000,000                996,700
State of Washington
 Unlimited General Obligation Bonds
 Series 2008-D
 01-01-20                            5.00            1,000,000              1,023,350
                                                                      ---------------
Total                                                                       2,020,050
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $70,446,084)                                                       $68,959,048
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (2.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,h)                         YIELD            MATURITY               VALUE(a)
TENNESSEE (0.3%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                            3.65%            $200,000               $200,000
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,h)                         YIELD            MATURITY               VALUE(a)


WYOMING (1.9%)
Lincoln County
 Revenue Bonds
 Exxon Mobil Corporation Project
 V.R.D.N. Series 1984A
 11-01-14                            3.65%          $1,400,000             $1,400,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,600,000)                                                         $1,600,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $72,046,084)(j)                                                    $70,559,048
=====================================================================================




INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008


                                                  NUMBER OF                                           UNREALIZED
                                                  CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                            LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                           (19)          $(2,181,734)     March 2008         $(25,275)
U.S. Treasury Note, 5-year                           (21)           (2,399,250)      June 2008          (34,029)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(59,304)
------------------------------------------------------------------------------------------------------------------



INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008


                                                                FUND                                       NOTIONAL
                                                            PAY/RECEIVE                                   PRINCIPAL    UNREALIZED
COUNTERPARTY                     FLOATING RATE INDEX       FLOATING RATE   FIXED RATE   EXPIRATION DATE     AMOUNT    APPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets     5-year Municipal Market
                             Data Index as determined on
                             April  2, 2008                     Pay           3.11%      April 2, 2008     $950,000          $--
Citigroup Global Markets     5-year Municipal Market
                             Data Index as determined on
                             April 3, 2008                      Pay           3.11       April 3, 2008      950,000           --
Morgan Stanley               5-year Municipal Market
                             Data Index as determined on
                             May 20, 2008                       Pay           2.90        May 20, 2008      900,000           --
Morgan Stanley               5-year Municipal Market
                             Data Index as determined on
                             May 21, 2008                       Pay           2.90        May 21, 2008      900,000           --
Morgan Stanley               5-year Municipal Market
                             Data Index as determined on
                             May 22, 2008                       Pay           2.90        May 22, 2008      900,000           --
Lehman Brothers Special      2-year Municipal Market
  Financing                  Data Index AAA Municipal
                             Yields as determined on
                             June 12, 2008                      Pay           3.00       June 12, 2008      900,000        6,107
Lehman Brothers Special      2-year Municipal Market
  Financing                  Data Index AAA Municipal
                             Yields as determined on
                             June 13, 2008                      Pay           2.95       June 13, 2008      900,000        4,802
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                    $10,909
----------------------------------------------------------------------------------------------------------------------------------

                              UNREALIZED
COUNTERPARTY                 DEPRECIATION
-----------------------------------------
Citigroup Global Markets       $(10,046)
Citigroup Global Markets        (10,046)
Morgan Stanley                  (20,129)
Morgan Stanley                  (20,128)
Morgan Stanley                  (20,128)
Lehman Brothers Special
  Financing                          --
Lehman Brothers Special
  Financing                          --
-----------------------------------------
Total                          $(80,477)
-----------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2007.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
4 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Feb. 29, 2008, the value
               of securities subject to alternative minimum tax
               represented 16.0% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $246,193 or 0.3% of net assets.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.4% of net assets at Feb. 29, 2008.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(i) At Feb. 29, 2008, investments in securities included securities valued at $83,993 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(j) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $72,046,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $486,000
Unrealized depreciation                                                      (1,973,000)

---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(1,487,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENT


Financial Accounting Standard 157 ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after November 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  - Level 1 -- quoted prices in active markets for identical securities

  - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

  - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 29, 2008:

                                                                     FAIR VALUE AT FEB. 29, 2008
                                                   --------------------------------------------------------------
                                                        LEVEL 1          LEVEL 2
                                                     QUOTED PRICES        OTHER          LEVEL 3
                                                       IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                      MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                        IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                                   $--        $70,559,048         $--        $70,559,048
Other financial instruments*                            (59,304)           (69,568)         --          (128,872)

-----------------------------------------------------------------------------------------------------------------
Total                                                   (59,304)        70,489,480          --         70,430,176
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5 RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE TAX-EXEMPT BOND FUND

                                AT FEB. 29, 2008



FEB. 29, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (92.0%)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)

ALABAMA (0.6%)
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
 06-01-13                             5.25%          $1,755,000            $1,885,309
County of Jefferson
 Revenue Bonds
 Series 2004A
 01-01-23                             5.25            1,500,000             1,509,630
Montgomery Medical Clinic Board
 Revenue Bonds
 Jackson Hospital & Clinic
 Series 2006
 03-01-21                             5.13            1,000,000               932,020
                                                                      ---------------
Total                                                                       4,326,959
-------------------------------------------------------------------------------------



ARIZONA (1.5%)
Arizona Health Facilities Authority
 Revenue Bonds
 Phoenix Childrens Hospital
 Series 2007B
 02-02-15                             4.01            2,000,000(i)          1,875,500
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
 07-01-23                             5.38            2,500,000             2,460,075
Queen Creek Improvement District #1
 Special Assessment Bonds
 Series 2006
 01-01-19                             5.00              755,000               731,014
 01-01-20                             5.00              580,000               556,429
 01-01-21                             5.00            1,000,000               945,509
Salt Verde Financial Corporation
 Revenue Bonds
 Series 2007
 12-01-32                             5.00            4,000,000             3,325,800
                                                                      ---------------
Total                                                                       9,894,327
-------------------------------------------------------------------------------------



ARKANSAS (0.2%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
 07-01-34                             4.90            1,310,000             1,332,453
-------------------------------------------------------------------------------------



CALIFORNIA (14.5%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                             6.13            1,000,000             1,019,630
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
 02-01-33                             4.75            1,655,000             1,514,855
Bay Area Toll Authority
 Revenue Bonds
 Series 2007F
 04-01-31                             5.00            5,000,000             4,827,150
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                             4.75            1,000,000               904,460
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-34                             5.00            1,000,000               918,570
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                             5.25            2,000,000             1,948,480
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA)
 08-01-27                             5.13            3,000,000             2,911,889
California Health Facilities Financing Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006A
 04-01-39                             5.25            1,000,000               910,480
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
 06-01-14                             5.50            7,275,000             7,834,738
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                             5.25            2,500,000             2,277,425
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
 Series 2002B
 08-15-28                             5.50            2,000,000             1,963,820
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004
 Zero Coupon
 Series 2006B (AMBAC)
 08-01-18                             4.65            1,000,000(b)            580,910
City & County of San Francisco
 Unlimited General Obligation Bonds
 Neighborhood Recreation & Park
 Series 2004A (MBIA)
 06-15-23                             5.00            4,795,000             4,801,281
East Bay Municipal Utility District
 Refunding Revenue Bonds
 Series 2007A (FGIC)
 06-01-37                             5.00            2,750,000             2,592,783
Fairfield-Suisun Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2004 (MBIA)
 08-01-28                             5.50            3,000,000             3,006,270

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2007A-1
 06-01-47                             5.13%          $1,000,000              $802,010
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                             6.75              750,000               852,728
 06-01-40                             6.63              900,000             1,017,972
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                             6.25              925,000             1,011,830
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2005 (AMBAC)
 06-01-45                             5.00            1,950,000             1,764,789
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
 02-15-23                             5.00            1,000,000               889,430
 02-15-24                             5.00            1,375,000             1,216,903
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                             5.00            5,000,000             4,709,550
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2002
 04-01-32                             5.25            4,910,000             5,290,820
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                             5.30            1,743,000             1,901,665
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-29                             5.25            2,500,000             2,413,725
 02-01-32                             5.00            2,000,000             1,875,320
State of California
 Unlimited General Obligation Bonds
 Series 2003 (MBIA)
 02-01-27                             5.25            5,000,000             4,894,150
State of California
 Unlimited General Obligation Bonds
 Series 2006
 09-01-32                             5.00            1,300,000             1,218,061
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-23                             5.13            2,500,000             2,471,975
 11-01-29                             5.25            1,000,000               964,810
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2005
 06-01-28                             5.00            1,750,000             1,664,285
 06-01-35                             4.75            7,500,000             6,738,975
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2006
 09-01-30                             5.00            4,000,000             3,763,240
 09-01-31                             5.00            1,500,000(k)          1,411,140
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2007
 06-01-32                             5.00            1,300,000             1,218,360
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                             5.30                2,000                 1,946
Sweetwater Union High School District
 Certificate of Participation
 Series 2002 (FSA)
 09-01-21                             5.00            3,255,000             3,278,338
Tobacco Securitization Authority of Southern California
 Revenue Bonds
 Series 2006-A1
 06-01-37                             5.00            2,000,000             1,611,500
West Covina Redevelopment Agency
 Refunding Special Tax Bonds
 Fashion Plaza
 Series 1996
 09-01-17                             6.00            5,000,000             5,496,300
                                                                      ---------------
Total                                                                      96,492,563
-------------------------------------------------------------------------------------



COLORADO (1.5%)
Baptist Road Rural Transportation Authority
 Revenue Bonds
 Series 2007
 12-01-22                             4.95            1,000,000               822,931
 12-01-26                             5.00              500,000               394,200
Broomfield
 Certificate of Participation
 Open Space Park & Recreation Facilities
 Series 2000 (AMBAC)
 12-01-20                             5.50            1,000,000             1,036,140
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
 06-01-23                             5.25              500,000               478,210
North Range Metropolitan District #1
 Prerefunded Limited General Obligation Bonds
 Series 2001
 12-15-31                             7.25            1,935,000             2,183,880
North Range Metropolitan District #2
 Limited Tax General Obligation Bonds
 Series 2007
 12-15-27                             5.50              735,000               614,320
 12-15-37                             5.50              820,000               654,007
University of Colorado
 Prerefunded Certificate of Participation
 Master Lease Purchase Agreement
 Series 2003A (AMBAC)
 06-01-23                             5.00            3,700,000             3,974,244
                                                                      ---------------
Total                                                                      10,157,932
-------------------------------------------------------------------------------------



FLORIDA (2.1%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
 04-01-34                             5.00              750,000               660,653
Broward County School Board
 Certificate of Participation
 Series 2003 (MBIA)
 07-01-24                             5.00            3,000,000             2,911,800
City of Lakeland
 Prerefunded Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
 11-15-32                             5.50            2,000,000             2,196,800
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA)
 04-01-20                             6.02            4,360,000(b)          2,294,886
Highlands County Health Facilities Authority
 Prerefunded Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2002B
 11-15-23                             5.25            1,000,000             1,074,580
Highlands County Health Facilities Authority
 Refunding Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006G
 11-15-32                             5.13            3,000,000             2,746,620
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital -- Adventist Health Systems
 Series 2006C
 11-15-36                             5.25            2,000,000             1,844,280
Sarasota County Health Facility Authority
 Refunding Revenue Bonds
 Village on the Isle Project
 Series 2007
 01-01-14                             5.00              500,000               472,340
                                                                      ---------------
Total                                                                      14,201,959
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)



GEORGIA (2.3%)
Appling County Development Authority
 Revenue Bonds
 Georgia Power Company Plant Hatch Project
 Series 2006 (AMBAC)
 07-01-16                             4.40%          $3,500,000            $3,557,855
Cherokee County Water & Sewer Authority
 Unrefunded Revenue Bonds
 Series 1995 (MBIA)
 08-01-25                             5.20            2,665,000             2,621,266
City of Atlanta
 Revenue Bonds
 Series 2001A (MBIA)
 11-01-39                             5.00            2,675,000             2,510,595
County of Fulton
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
 01-01-14                             6.38            3,125,000             3,453,344
County of Fulton
 Unrefunded Revenue Bonds
 Series 1992 (FGIC)
 01-01-14                             6.38              125,000               130,998
State of Georgia
 Unlimited General Obligation Bonds
 Series 2007G
 12-01-17                             5.00            3,020,000             3,247,617
                                                                      ---------------
Total                                                                      15,521,675
-------------------------------------------------------------------------------------



ILLINOIS (7.6%)
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-10                             6.55            2,605,000(b)          2,402,201
Cook County Community Consolidated School District #21 -- Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
 12-01-19                             6.03            3,140,000(b)          1,785,561
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
 12-01-09                             6.50            2,155,000(b)          2,053,866
 12-01-10                             6.55            2,155,000(b)          1,987,233
County of Jefferson
 Unlimited General Obligation Bonds
 Jail & Administration Office Center Project
 Series 2003A (FGIC)
 01-15-24                             5.25            2,420,000(k)          2,438,465
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
 Series 2003A
 10-01-22                             5.63            2,500,000             2,498,625
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
 07-01-25                             5.25            6,770,000             6,772,639
Illinois Finance Authority
 Revenue Bonds
 Sedgebrook Incorporated Facility
 Series 2007A
 11-15-12                             5.50              500,000               487,225
Illinois Finance Authority
 Subordinated Revenue Bonds
 Regency
 Zero Coupon
 Series 1990 Escrowed to Maturity
 04-15-20                             7.75           13,745,000(b)          7,498,035
Illinois Municipal Electric Agency
 Refunding Revenue Bonds
 Series 2007C (FGIC)
 02-01-12                             5.00            2,000,000             2,093,160
Lake County Community High School District #127 Grayslake
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002B (FGIC)
 02-01-16                             5.32            4,000,000(b)          2,736,200
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
 06-15-21                             6.54            1,870,000(b)            956,112
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 McCormick Place Expansion
 Series 2002A (MBIA)
 06-15-42                             5.25            4,000,000             3,861,040
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
 06-15-10                             6.65              240,000(b)            223,716
Southern Illinois University
 Revenue Bonds
 Capital Appreciation
 Housing & Auxiliary
 Zero Coupon
 Series 1999A (MBIA)
 04-01-26                             5.55            4,000,000(b)          1,404,600
St. Clair County Public Building Commission
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1997B (FGIC)
 12-01-14                             5.95            2,000,000(b)          1,485,800
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
 05-01-26                             5.25           10,000,000            10,019,500
                                                                      ---------------
Total                                                                      50,703,978
-------------------------------------------------------------------------------------



INDIANA (1.1%)
Clark-Pleasant Community School Building Corporation
 Prerefunded Revenue Bonds
 1st Mortgage
 Series 2001 (AMBAC)
 07-15-16                             5.50            1,000,000             1,077,990
Indiana Health & Educational Facilities Financing Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
 02-15-36                             5.00              625,000               540,006
Indiana Health Facility Financing Authority
 Revenue Bonds
 Ascension Health Sub Credit
 Series 2005A
 11-01-10                             5.00            2,500,000             2,609,425
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
 06-01-15                             7.25            2,210,000             2,404,900
Vigo County Hospital Authority
 Revenue Bonds
 Union Hospital Incorporated
 Series 2007
 09-01-37                             5.70            1,050,000               897,645
                                                                      ---------------
Total                                                                       7,529,966
-------------------------------------------------------------------------------------



IOWA (0.3%)
Coralville
 Tax Allocation Bonds
 Tax Increment
 Series 2007C
 06-01-39                             5.13            2,425,000             2,049,125
-------------------------------------------------------------------------------------



KANSAS (0.4%)
University of Kansas Hospital Authority
 Improvement Refunding Revenue Bonds
 Health System
 Series 2006
 09-01-23                             5.00              705,000               665,732
 09-01-25                             5.00            1,825,000             1,705,754
                                                                      ---------------
Total                                                                       2,371,486
-------------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)



LOUISIANA (5.1%)
City of New Orleans
 Limited General Obligation Refunding Bonds
 Series 1998B (FSA)
 12-01-10                             5.10%            $385,000              $398,633
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
 09-01-12                             6.63            6,250,000(b)          5,266,375
Louisiana State Citizens Property Insurance Corporation
 Revenue Bonds
 Series 2006B (AMBAC)
 06-01-16                             5.00            1,500,000             1,493,865
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
 01-15-11                             6.25            8,690,000             9,324,457
Parish of St. John the Baptist
 Revenue Bonds
 Marathon Oil Corporation
 Series 2007A
 06-01-37                             5.13            3,150,000             2,740,311
State of Louisiana
 Revenue Bonds
 Series 2005A (FGIC)
 05-01-19                             5.25            1,000,000             1,030,210
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
 05-15-30                             5.50            7,400,000             6,829,238
 05-15-39                             5.88            7,540,000             6,959,646
                                                                      ---------------
Total                                                                      34,042,735
-------------------------------------------------------------------------------------



MARYLAND (1.5%)
County of Baltimore
 Revenue Bonds
 Catholic Health Initiatives
 Series 2006A
 09-01-26                             5.00           10,200,000             9,478,146
Maryland Health & Higher Educational Facilities Authority
 Revenue Bonds
 Washington County Hospital
 Series 2008
 01-01-33                             5.75              875,000               792,575
                                                                      ---------------
Total                                                                      10,270,721
-------------------------------------------------------------------------------------



MASSACHUSETTS (4.2%)
Commonwealth of Massachusetts
 Limited General Obligation Refunding Bonds
 Series 2004B
 08-01-22                             5.25            2,500,000             2,576,550
 08-01-28                             5.25            2,000,000             2,030,060
Commonwealth of Massachusetts
 Refunding Revenue Bonds
 Series 2005 (FGIC)
 01-01-27                             5.50            1,500,000             1,485,990
 01-01-28                             5.50            1,500,000             1,483,815
Massachusetts Bay Transportation Authority
 Prerefunded Revenue Bonds
 Series 2005A
 07-01-26                             5.00            1,450,000             1,566,232
Massachusetts Bay Transportation Authority
 Revenue Bonds
 General Transportation System
 Series 1998C (FGIC)
 03-01-13                             5.50            2,000,000             2,172,920
Massachusetts Bay Transportation Authority
 Revenue Bonds
 Series 2005A
 07-01-31                             5.00            2,000,000             1,970,080
Massachusetts Development Finance Agency
 Revenue Bonds
 Boston University
 Series 1999P
 05-15-59                             6.00              675,000               669,614
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
 07-15-37                             5.13            2,500,000             2,438,700
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Lahey Clinic Medical Center
 Series 2007D
 08-15-28                             5.25            1,000,000               957,660
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Milford Regional Medical
 Series 2007E
 07-15-37                             5.00            2,250,000             1,787,783
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Partners Healthcare Systems
 Series 2007G-5
 07-01-18                             5.00              500,000               505,735
 07-01-47                             5.00            1,500,000             1,334,370
Massachusetts School Building Authority
 Revenue Bonds
 Series 2007A (AMBAC)
 08-15-32                             4.75            1,240,000             1,142,300
Massachusetts State Water Pollution Abatement
 Prerefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                             5.00            3,430,000             3,706,115
Massachusetts State Water Pollution Abatement
 Unrefunded Revenue Bonds
 Pool Program
 Series 2004-10
 08-01-34                             5.00              570,000               549,737
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 Series 2005A (MBIA)
 08-01-22                             5.00            2,000,000             2,005,880
                                                                      ---------------
Total                                                                      28,383,541
-------------------------------------------------------------------------------------



MICHIGAN (4.8%)
Detroit
 Prerefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                             5.00            2,065,000             2,220,928
Detroit
 Revenue Bonds
 Senior Lien
 Series 2003A (MBIA)
 07-01-21                             5.00            1,350,000             1,351,782
Detroit
 Unrefunded Revenue Bonds
 2nd Lien
 Series 2005A (MBIA)
 07-01-30                             5.00            2,435,000             2,315,368
Marysville Public School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA) (Qualified School Bond Loan Fund)
 05-01-37                             4.70              500,000               451,555
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
 10-01-19                             5.25            2,000,000             2,095,520
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
 10-01-22                             5.00            2,350,000             2,360,411
Michigan Municipal Bond Authority
 Revenue Bonds
 Local Government Loan Program
 Series 2003C
 05-01-13                             5.00            1,450,000             1,544,743
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
 06-01-19                             5.00            1,500,000             1,525,620
Michigan State Hospital Finance Authority
 Refunding Revenue Bonds
 Henry Ford Health System
 Series 2006A
 11-15-26                             5.00            1,090,000             1,005,165
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
 11-01-18                             5.50            4,070,000             4,189,373
New Haven Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2002
 (Qualified School Board Loan Fund)
 05-01-22                             5.25            5,500,000             5,919,375
Oakland Schools Intermediate School District
 Limited General Obligation Bonds
 School Building & Site
 Series 2007 (FSA)
 05-01-36                             5.00            2,500,000             2,380,200

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MICHIGAN (CONT.)
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
 07-01-22                             5.13%          $1,560,000            $1,508,380
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
 07-01-21                             7.13            1,615,000             1,749,820
Troy City School District
 Unlimited General Obligation Bonds
 School Building & Site
 Series 2006 (MBIA)
 (Qualified School Board Loan Fund)
 05-01-24                             5.00            1,600,000             1,582,416
                                                                      ---------------
Total                                                                      32,200,656
-------------------------------------------------------------------------------------



MINNESOTA (2.5%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                             5.00            3,075,000             2,831,121
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                             5.00            1,000,000             1,064,330
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                             5.45            3,894,450             4,015,061
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30                             5.00            3,500,000             3,305,295
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                             5.00            2,000,000             1,927,820
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-21                             5.25            1,070,000             1,016,115
 05-15-22                             5.25            1,185,000             1,112,561
 05-15-26                             5.25            1,000,000               912,330
 05-15-36                             5.25              750,000               647,528
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                             5.00              250,000               219,890
                                                                      ---------------
Total                                                                      17,052,051
-------------------------------------------------------------------------------------



MISSISSIPPI (0.5%)
Mississippi Home Corporation
 Revenue Bonds
 Series 2007E-1 (GNMA/FNMA/FHLMC)
 12-01-37                             5.85            3,250,000             3,405,935
-------------------------------------------------------------------------------------



MISSOURI (0.9%)
Missouri Joint Municipal Electric Utility Commission
 Revenue Bonds
 Plum Point Project
 Series 2006 (MBIA)
 01-01-20                             5.00            2,000,000             1,952,740
Missouri State Health & Educational Facilities Authority
 Prerefunded Revenue Bonds
 Park College
 Series 1999
 06-01-19                             5.88            4,000,000             4,186,960
                                                                      ---------------
Total                                                                       6,139,700
-------------------------------------------------------------------------------------



NEW JERSEY (1.5%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004
 06-15-18                             5.63            4,950,000             4,952,277
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 AtlantiCare Regional Medical Center
 Series 2007
 07-01-22                             5.00              825,000               783,602
New Jersey Health Care Facilities Financing Authority
 Revenue Bonds
 South Jersey Hospital
 Series 2006
 07-01-18                             5.00            1,925,000             1,911,082
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2002
 06-01-37                             6.00            2,175,000             2,387,498
                                                                      ---------------
Total                                                                      10,034,459
-------------------------------------------------------------------------------------



NEW YORK (10.8%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                             5.38              905,000               986,197
City of New York
 Unlimited General Obligation Bonds
 Series 2004E (FSA)
 11-01-22                             5.00            2,600,000             2,615,938
City of New York
 Unlimited General Obligation Bonds
 Series 2004H
 08-01-20                             5.00            3,660,000             3,674,603
City of New York
 Unlimited General Obligation Bonds
 Sub Series 2006J-1
 06-01-25                             5.00            1,500,000(k)          1,442,835
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003I
 03-01-27                             5.38              680,000               680,143
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-19                             5.50            2,000,000             2,090,380
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                             5.00            1,000,000             1,060,690
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                             5.00            2,500,000             2,439,550
New York City Health & Hospital Corporation
 Revenue Bonds
 Health System
 Series 2002A (FSA)
 02-15-18                             5.50            2,150,000             2,279,946
 02-15-19                             5.50            1,250,000             1,325,550
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                             5.00            1,000,000               951,600
New York Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
 10-01-35                             5.25            6,000,000             5,788,020
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 State Personal Income Tax-Education
 Series 2003A
 03-15-27                             5.00            4,725,000             5,069,925
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                             5.00            1,250,000             1,238,588
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 2nd General Resolution
 Series 1993A
 07-01-18                             5.75            5,500,000             6,059,900
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                             5.00            1,000,000               968,820
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
 03-15-31                             5.00            3,000,000             2,908,140
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                             5.00            1,000,000               960,050

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
NEW YORK (CONT.)
New York State Dormitory Authority
 Revenue Bonds
 Series 2003B (XLCA)
 07-01-32                             5.25%          $6,350,000            $6,709,093
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
 07-01-23                             5.00            6,000,000             5,942,579
 07-01-24                             5.00            2,500,000             2,453,325
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                             5.00            1,250,000             1,184,013
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
 03-15-15                             4.10            2,400,000             2,415,936
New York State Thruway Authority
 Refunding Revenue Bonds
 Series 2002C (AMBAC)
 04-01-14                             5.50            5,000,000             5,313,650
New York State Thruway Authority
 Revenue Bonds
 Second Generation Resolution
 Series 2003B (FSA)
 04-01-21                             4.75            1,500,000             1,499,940
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                             5.25              500,000(d)            492,385
 12-01-23                             5.00              750,000(d)            643,335
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-19                             5.50            2,250,000             2,345,558
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
 06-01-26                             5.00              350,000               321,538
                                                                      ---------------
Total                                                                      71,862,227
-------------------------------------------------------------------------------------



NORTH CAROLINA (2.2%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
 06-01-28                             5.00            1,750,000             1,658,090
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
 01-01-10                             5.50            2,375,000             2,447,628
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
 01-01-14                             5.50            5,000,000(k)          5,264,400
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
 01-01-11                             5.50            5,125,000             5,327,694
                                                                      ---------------
Total                                                                      14,697,812
-------------------------------------------------------------------------------------



NORTH DAKOTA (0.4%)
Ward County
 Revenue Bonds
 Trinity Obligated Group
 Series 2006
 07-01-15                             5.25              625,000               629,113
 07-01-25                             5.13            2,250,000             2,021,512
                                                                      ---------------
Total                                                                       2,650,625
-------------------------------------------------------------------------------------



OHIO (1.1%)
Cleveland State University
 Revenue Bonds
 Series 2004 (FGIC)
 06-01-24                             5.25            1,500,000             1,496,625
Miami County
 Improvement Refunding Revenue Bonds
 Upper Valley Medical Center
 Series 2006
 05-15-21                             5.25              500,000               478,820
 05-15-26                             5.25            1,750,000             1,612,905
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
 09-01-23                             4.75            2,435,000             2,296,302
Northeast Regional Sewer District
 Improvement Revenue Bonds
 Series 2007 (MBIA)
 11-15-25                             4.75              250,000(k)            237,618
Ohio State Water Development Authority
 Refunding Revenue Bonds
 Series 2003
 06-01-15                             5.25              500,000               546,795
Township of Anderson
 Limited General Obligation Bonds
 Series 2007
 12-01-18                             5.00              680,000               716,142
                                                                      ---------------
Total                                                                       7,385,207
-------------------------------------------------------------------------------------



OREGON (0.4%)
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
 07-01-24                             4.80            2,670,000             2,553,214
-------------------------------------------------------------------------------------



PENNSYLVANIA (0.8%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (FGIC)
 10-01-17                             5.81            5,115,000(b)          3,152,681
Montgomery County Industrial Development Authority
 Refunding Revenue Bonds
 ACTS Retirement Communities
 Series 2006B
 11-15-22                             5.00            2,500,000             2,320,025
                                                                      ---------------
Total                                                                       5,472,706
-------------------------------------------------------------------------------------



PUERTO RICO (6.0%)(C)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2004A
 07-01-34                             5.00            1,255,000             1,353,731
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2003A
 07-01-21                             5.25            1,000,000               969,160
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2006A
 07-01-23                             5.25              500,000               473,730
 07-01-24                             5.25            2,625,000             2,455,267
 07-01-26                             5.25            2,000,000             1,851,120
Commonwealth of Puerto Rico
 Unlimited General Obligation Refunding Bonds
 Series 2004A
 07-01-30                             5.00            1,000,000             1,021,430
Commonwealth of Puerto Rico
 Unrefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2004A
 07-01-34                             5.00              745,000               668,675
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2007TT
 07-01-32                             5.00            2,500,000             2,280,150
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 1996Y
 07-01-36                             5.50            2,500,000             2,782,275
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2003G
 07-01-42                             5.00              985,000             1,059,821
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (AMBAC)
 07-01-30                             5.25            5,500,000             5,208,995
Puerto Rico Highway & Transportation Authority
 Refunding Revenue Bonds
 Series 2007N (MBIA)
 07-01-32                             5.25            2,500,000             2,358,950

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
PUERTO RICO (CONT.)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                             6.25%          $2,300,000            $2,530,184
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
 07-01-19                             5.00            2,000,000             1,959,220
Puerto Rico Highway & Transportation Authority
 Unrefunded Revenue Bonds
 Series 2003G
 07-01-42                             5.00              515,000               449,780
Puerto Rico Infrastructure Financing Authority
 Refunding Special Tax Bonds
 Series 2005C (AMBAC)
 07-01-23                             5.50            1,100,000             1,093,158
Puerto Rico Public Buildings Authority
 Prerefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                             5.25               20,000                21,642
Puerto Rico Public Buildings Authority
 Unrefunded Revenue Bonds
 Government Facilities
 Series 2004I
 07-01-33                             5.25            1,480,000             1,366,973
Puerto Rico Public Finance Corporation
 Revenue Bonds
 Commonwealth Appropriated
 Series 2004A
 08-01-27                             5.75           10,000,000            10,398,900
                                                                      ---------------
Total                                                                      40,303,161
-------------------------------------------------------------------------------------



RHODE ISLAND (0.7%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006-51A
 10-01-26                             4.65            2,000,000             1,856,320
 04-01-33                             4.85            2,985,000             2,692,501
                                                                      ---------------
Total                                                                       4,548,821
-------------------------------------------------------------------------------------



SOUTH CAROLINA (1.0%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
 12-01-30                             5.25            2,500,000             2,363,425
Lexington County
 Prerefunded Revenue Bonds
 Series 2004
 05-01-24                             5.50            2,100,000             2,299,122
Piedmont Municipal Power Agency
 Refunding Revenue Bonds
 Series 1991 (FGIC)
 01-01-21                             6.25            1,000,000             1,115,290
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
 05-15-22                             6.00            1,000,000               998,000
                                                                      ---------------
Total                                                                       6,775,837
-------------------------------------------------------------------------------------



TENNESSEE (2.3%)
Clarksville Natural Gas Acquisition Corporation
 Revenue Bonds
 Series 2006
 12-15-12                             5.00            2,185,000             2,176,020
 12-15-17                             5.00            3,000,000             2,795,310
Tennessee Energy Acquisition Corporation
 Revenue Bonds
 Series 2006A
 09-01-18                             5.25            6,500,000             6,417,449
 09-01-24                             5.25            2,040,000             1,865,131
 09-01-26                             5.25            2,375,000             2,133,463
                                                                      ---------------
Total                                                                      15,387,373
-------------------------------------------------------------------------------------



TEXAS (7.3%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
 02-15-19                             5.00            1,525,000             1,555,820
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
 11-15-10                             6.51            5,055,000(b)          4,643,068
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA)
 02-01-20                             5.00            1,980,000             1,997,107
Clint Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2003A
 (Permanent School Fund Guarantee)
 08-15-29                             5.13            6,425,000             6,962,387
College Station Independent School District
 Unlimited General Obligation Bonds
 School Building
 Series 2007 (Permanent School Fund Guarantee)
 08-15-27                             5.00            3,795,000             3,689,120
Duncanville Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001
 (Permanent School Fund Guarantee)
 02-15-28                             5.65            6,965,000             7,672,435
Fort Worth Independent School District
 Unlimited General Obligation Bonds
 Series 2008 (Permanent School Fund Guarantee)
 02-15-27                             5.00            1,000,000(h)            976,050
Galena Park Independent School District
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 2002
 (Permanent School Fund Guarantee)
 08-15-28                             5.09            5,270,000(b)          1,639,128
SA Energy Acquisition Public Facility Corporation
 Revenue Bonds
 Gas Supply
 Series 2007
 08-01-15                             5.25            1,000,000             1,019,340
State of Texas
 Unlimited General Obligation Bonds
 Transportation Community-Mobility Fund
 Series 2007
 04-01-34                             4.75              500,000               461,345
Tarrant County Cultural Education Facilities Finance Corporation
 Refunding Revenue Bonds
 Texas Health Resources
 Series 2007A
 02-15-26                             5.00            2,000,000             1,839,620
Tarrant County Cultural Education Facilities Finance Corporation
 Revenue Bonds
 C C Young Memorial Home Project
 Series 2007
 02-15-10                             4.90              400,000               390,884
Texas A&M University
 Revenue Bonds
 Series 2008
 05-15-33                             4.75            7,460,000             6,902,067
Tomball Independent School District
 Unlimited General Obligation Refunding Bonds
 School Building
 Series 2008
 (Permanent School Fund Guarantee)
 02-15-33                             4.75            7,360,000(h)          6,727,040
Wilson County Memorial Hospital District
 Limited General Obligation Bonds
 Series 2003 (MBIA)
 02-15-28                             5.13            3,000,000             2,747,730
                                                                      ---------------
Total                                                                      49,223,141
-------------------------------------------------------------------------------------



VIRGINIA (2.3%)
City of Hampton
 Revenue Bonds
 Series 2002 (AMBAC)
 01-15-28                             5.13            3,000,000             2,905,350
Fredericksburg Economic Development Authority
 Refunding Revenue Bonds
 Medicorp Health System Obligation
 Series 2007
 06-15-16                             5.00            1,000,000             1,018,960
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2005
 06-01-26                             5.50            1,300,000(k)          1,412,528

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
VIRGINIA (CONT.)
Tobacco Settlement Financing Corporation
 Prerefunded Asset-backed Revenue Bonds
 Series 2005
 06-01-37                             5.63%          $2,000,000            $2,200,400
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007B-1
 06-01-47                             5.00            5,510,000             4,341,163
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
 08-01-16                             5.00            3,300,000             3,492,720
                                                                      ---------------
Total                                                                      15,371,121
-------------------------------------------------------------------------------------



WASHINGTON (2.7%)
City of Seattle
 Improvement Refunding Revenue Bonds
 Series 2001 (FSA)
 03-01-26                             5.13            3,415,000             3,401,067
NJB Properties
 Revenue Bonds
 King County Washington Project
 Series 2006A
 12-01-27                             5.00            4,000,000             3,830,200
Tobacco Settlement Authority of Washington
 Asset-backed Revenue Bonds
 Series 2002
 06-01-26                             6.50              255,000               257,672
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA)
 07-01-13                             6.61           10,360,000(b)          8,376,681
Yakima County
 Limited General Obligation Bonds
 Series 2002 (AMBAC)
 12-01-21                             5.00            2,425,000             2,450,365
                                                                      ---------------
Total                                                                      18,315,985
-------------------------------------------------------------------------------------



WISCONSIN (0.9%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
 06-01-27                             6.13            1,100,000             1,098,020
 06-01-32                             6.38            1,000,000               978,750
Wisconsin Health & Educational Facilities Authority
 Refunding Revenue Bonds
 Wheaton Healthcare
 Series 2006B
 08-15-25                             5.13            4,310,000             3,732,977
                                                                      ---------------
Total                                                                       5,809,747
-------------------------------------------------------------------------------------


TOTAL MUNICIPAL BONDS
(Cost: $630,683,800)                                                     $616,469,198
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (4.4%)(j)
NAME OF ISSUER
AND TITLE OF                        COUPON           PRINCIPAL
ISSUE(e,f)                           RATE              AMOUNT                VALUE(a)
MASSACHUSETTS (1.6%)
Commonwealth of Massachusetts
 Unlimited General Obligation Bonds
 Series 2002 (FGIC)
 11-01-15                             5.50%         $10,000,000           $11,030,600
-------------------------------------------------------------------------------------


PUERTO RICO (2.8%)(C)
Puerto Rico Electric Power Authority
 Revenue Bonds
 Series 2002 (MBIA)
 07-01-17                             5.50            7,500,000             8,033,775
Puerto Rico Municipal Finance Agency
 Unlimited General Obligation Bonds
 Series 2000R (FSA)
 08-01-13                             5.75           10,000,000            10,510,100
                                                                      ---------------
Total                                                                      18,543,875
-------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $28,306,209)                                                       $29,574,475
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (6.2%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(e,f,g)                         YIELD            MATURITY               VALUE(a)
FLORIDA (0.7%)
Sarasota County Public Hospital District
 Revenue Bonds
 Sarasota Memorial Hospital Project
 V.R.D.N. Series 2007B AMBAC
 07-01-37                             8.25%          $5,000,000(l)         $5,000,000
-------------------------------------------------------------------------------------


MINNESOTA (2.0%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health System
 V.R.D.N. Series 2007B-1
 (Bank of New York) MBIA
 11-15-34                             4.75           12,900,000            12,900,000
-------------------------------------------------------------------------------------


OHIO (0.4%)
City of Cleveland
 Refunding Certificate of Participation Cleveland Stadium Project
 V.R.D.N. Series 2007 AMBAC
 11-15-27                            12.00            3,000,000             3,000,000
-------------------------------------------------------------------------------------


PUERTO RICO (0.5%)
Puerto Rico Electric Power Authority
 Revenue Bonds
 V.N.D.N. Series 2002 MBIA
 07-01-17                             7.00            3,665,000(c)          3,665,000
-------------------------------------------------------------------------------------


TENNESSEE (0.1%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                             3.65              600,000               600,000
-------------------------------------------------------------------------------------


WASHINGTON (0.6%)
Washington Health Care Facilities Authority
 Revenue Bonds
 Multicare Health Systems Good Samaritan Community
 V.R.D.N. Series 2007A FSA
 08-15-41                             6.99            4,000,000(l)          4,000,000
-------------------------------------------------------------------------------------


WYOMING (1.9%)
Lincoln County
 Revenue Bonds
 Exxon Mobil Corporation Project
 V.R.D.N. Series 1984A
 11-01-14                             3.65           12,370,000            12,370,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $41,535,000)                                                       $41,535,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $700,525,009)(m)                                                  $687,578,673
=====================================================================================





See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT FEB. 29, 2008


                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                         (166)         $(19,061,470)     March 2008         $(220,823)
U.S. Treasury Note, 5-year                         (199)          (22,735,750)      June 2008          (322,767)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                 $(543,590)
-----------------------------------------------------------------------------------------------------------------



INTEREST RATE SWAP CONTRACTS OUTSTANDING AT FEB. 29, 2008


                                 FUND
                                PAY/R-
                                ECEIVE
                                FLOAT-                                NOTIONAL
COUNTER-        FLOATING          ING     FIXED      EXPIRATION       PRINCIPAL     UNREALIZED      UNREALIZED
PARTY          RATE INDEX        RATE      RATE         DATE           AMOUNT      APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------
Citigro-
  up       5-year Municipal
  Global   Market Data Index
  Marke-   as determined on
  ts       April 2, 2008           Pay     3.11%    April 2, 2008    $8,700,000           $--         $(92,002)
Citigro-
  up       5-year Municipal
  Global   Market Data Index
  Marke-   as determined on
  ts       April 3, 2008           Pay     3.11     April 3, 2008     8,700,000            --          (92,002)
Goldman    30-year Municipal
  Sachs    Market Data Index
  Group    as determined on      Rece-
           April 24, 2008          ive     4.25    April 24, 2008     4,430,000       653,469               --
Morgan     5-year Municipal
  Stanl-   Market Data Index
  ey       as determined on
           May 20, 2008            Pay     2.90      May 20, 2008     8,630,000            --         (193,010)
Morgan     5-year Municipal
  Stanl-   Market Data Index
  ey       as determined on
           May 21, 2008            Pay     2.90      May 21, 2008     8,630,000            --         (193,010)
Morgan     5-year Municipal
  Stanl-   Market Data Index
  ey       as determined on
           May 22, 2008            Pay     2.90      May 22, 2008     8,630,000            --         (193,010)
Lehman
  Broth-   2-year Municipal
  ers      Market Data Index
  Speci-   AAA Municipal
  al       Yields as
  Finan-   determined on
  cing     June 12, 2008           Pay     3.00     June 12, 2008     8,630,000        58,563               --
Lehman
  Broth-   2-year Municipal
  ers      Market Data Index
  Speci-   AAA Municipal
  al       Yields as
  Finan-   determined on
  cing     June 13, 2008           Pay     2.95     June 13, 2008     8,630,000        46,050               --
---------------------------------------------------------------------------------------------------------------
Total                                                                                $758,082        $(763,034)
---------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2007.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 9.3% of net assets at Feb. 29, 2008.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 29, 2008, the value of these securities amounted to $1,135,720 or 0.2% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FNMA   --   Federal National Mortgage Association
FHLMC  --   Federal Home Loan Mortgage Corporation
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
9  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29, 2008

(f)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(g) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(h) At Feb. 29, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,494,517.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 29, 2008.

(j) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(k) At Feb. 29, 2008, investments in securities included securities valued at $700,328 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Feb. 29, 2008, is as follows:

                                     ACQUISITION
SECURITY                                DATES            COST
----------------------------------------------------------------
Sarasota County Public Hospital
  District
  Revenue Bonds
  Sarasota Memorial Hospital
  Project
  V.R.D.N. Series 2007B AMBAC
  8.25% 2037                           02-20-08       $5,000,000
Washington Health Care Facilities
  Authority
  Revenue Bonds
  Multicare Health Systems
  Good Samaritan Community
  V.R.D.N. Series 2007A FSA
  6.99% 2041                           02-20-08        4,000,000


(m) At Feb. 29, 2008, the cost of securities for federal income tax purposes was approximately $686,775,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $17,514,000
Unrealized depreciation                                                      (30,460,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(12,946,000)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
10  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

FAIR VALUE MEASUREMENT


Financial Accounting Standard 157 ("FAS 157") seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after November 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Note: The level assigned to a particular security and the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's investments as of Feb. 29, 2008:

                                                                    FAIR VALUE AT FEB. 29, 2008
                                                 ----------------------------------------------------------------
                                                      LEVEL 1           LEVEL 2
                                                   QUOTED PRICES         OTHER          LEVEL 3
                                                     IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in securities                                 $--        $687,578,673         $--        $687,578,673
Other financial instruments*                         (543,590)             (4,952)         --           (548,542)
-----------------------------------------------------------------------------------------------------------------
Total                                                (543,590)        687,573,721          --         687,030,131
-----------------------------------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as written options, futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11  RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO OF INVESTMENTS AT FEB. 29,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 29, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 29, 2008